Nature of Business and Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Nature of Business and Significant Accounting Policies [Abstract]
Schedule of Inventories	Inventories consisted of the following:
(in thousands)	September 30, 2018	December 31, 2017
Finished Goods	$810	$902
Work in Process	91	217
Raw Materials	1,047	469
Total	$1,948	$1,588

Inventories are recorded as the lower of cost or market using the first-in, first out method. Inventories consisted of the following as of December 31 (in thousands):
	2017	2016
Finished Goods	$902	$644
Work in Process	217	—
Raw Materials	469	33
Total	$1,588	$677

Summary of Estimated Useful Lives
Depreciation expense has been calculated using the following estimated useful lives:
Office furniture and equipment	5-15 years
Computer software and equipment	3-4 years
Laboratory and research equipment	3-15 years
Production equipment	3-7 years
Leasehold improvements and capital lease asset	3-5 years

Potential Shares of Common Stock not Included in Diluted Net Loss Per Share
The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	September 30
	2018	2017
Stock options	1,987,502	36,874
Restricted stock units	90	324
Warrants to purchase common stock	8,522,672	496,629
Series F convertible preferred stock	266,680	-
Total	10,776,944	533,827

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:
	December 31,
	2017	2016
Stock options	36,362	4,354
Restricted stock units	245	499
Warrants to purchase common stock	8,522,684	44,268
Series B, C and D convertible preferred stock	—	53,179
Series F convertible preferred stock	842,940	—-
Total	9,402,231	102,300

Schedule of Reconciles Reported Net Loss with Reported Net Loss Per Share
The following table reconciles reported net loss with reported net loss per share for the periods ended September 30, 2017:

(in thousands, except per share amounts)	Three months	Nine Months
Net loss	$(2,847)	$(6,245)
Deemed dividend to preferred shareholders (see Note 4)	-	(2,851)
Net loss after deemed dividend	(2,847)	(9,096)
Weighted average shares outstanding	626	359
Basic and diluted loss per share	$(4.55)	$(25.36)

The following table reconciles reported net loss with reported net loss per share for the years ended December 31:
(in thousands, except per share amounts)	2017	2016
Net loss	$(13,382)	$(15,792)
Deemed dividend to preferred shareholders (see Note 6)	(11,590)	(1,900)
Net loss after deemed dividend	(24,972)	(17,692)
Weighted average shares outstanding	665	33
Basic and diluted loss per share	$(37.51)	$(536.12)